PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation and amortization	$ 7	$ 0	[1]	$ 3

[1]	Represents an amount lower than 1 USD